Significant accounting policies (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FINANCING ACTIVITIES
Increase (decrease) in cash, cash equivalents and restricted cash	$ 2,270	$ 2,157	$ (17,426)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(97)	0	(146)
Cash, cash equivalents and restricted cash, beginning of period	43,281	41,124	58,696
Cash, cash equivalents and restricted cash, end of period	45,454	43,281	41,124
Balance Prior to Adoption [Member]
OPERATING ACTIVITIES
Restricted cash		1,112	2,829
INVESTING ACTIVITIES
Cash acquired in the purchase of the Höegh Grace entities		3,774
FINANCING ACTIVITIES
Restricted cash		514	644
Increase (decrease) in cash, cash equivalents and restricted cash		3,764	(13,953)
Effect of exchange rate changes on cash, cash equivalents and restricted cash			0
Cash, cash equivalents and restricted cash, beginning of period	22,679	18,915	32,868
Cash, cash equivalents and restricted cash, end of period		22,679	18,915
Adjustments Increase/(Decrease) [Member]
OPERATING ACTIVITIES
Restricted cash		(1,112)	(2,829)
INVESTING ACTIVITIES
Cash acquired in the purchase of the Höegh Grace entities		19
FINANCING ACTIVITIES
Restricted cash		(514)	(644)
Increase (decrease) in cash, cash equivalents and restricted cash		(1,607)	(3,473)
Effect of exchange rate changes on cash, cash equivalents and restricted cash			(146)
Cash, cash equivalents and restricted cash, beginning of period	20,602	22,209	25,828
Cash, cash equivalents and restricted cash, end of period		20,602	22,209
As Adjusted [Member]
OPERATING ACTIVITIES
Restricted cash		0	0
INVESTING ACTIVITIES
Cash acquired in the purchase of the Höegh Grace entities		3,793
FINANCING ACTIVITIES
Restricted cash		0	0
Increase (decrease) in cash, cash equivalents and restricted cash		2,157	(17,426)
Effect of exchange rate changes on cash, cash equivalents and restricted cash			(146)
Cash, cash equivalents and restricted cash, beginning of period	$ 43,281	41,124	58,696
Cash, cash equivalents and restricted cash, end of period		$ 43,281	$ 41,124